Geographic Revenue Information	12 Months Ended
Dec. 31, 2011
Geographic Revenue Information
Geographic Revenue Information

(25)              Geographic Revenue Information

The following summarizes the Company’s revenue from the following geographic areas (based on the location of the customer):

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Europe:
- Germany	4,575,675	7,078,239	6,595,109	1,047,857
- Spain	431,520	704,355	511,757	81,310
- France	99,915	236,522	352,107	55,944
- Italy	445,861	853,788	700,646	111,321
- Belgium	163,091	—	70,236	11,159
- Holland	348,710	471,889	222,413	35,338
- Czech	174,405	286,901	9,899	1,573
- Cyprus	162,064	5,264	—	—
- Greece	76,984	453,050	210,487	33,443
- England	9,331	174,875	227,122	36,086
- Others	5,087	41,582	169,516	26,933
Subtotal- Europe	6,492,643	10,306,465	9,069,292	1,440,964
PRC (excluding HK SAR, Macau and Taiwan)	328,505	745,917	3,261,886	518,263
HK SAR	56,862	16,500	—	—
United States of America	147,383	1,216,962	2,137,219	339,570
Japan	1,819	22,854	51,236	8,141
South Korea	218,135	154,769	13,036	2,071
Other countries	9,522	36,520	145,296	23,085
Total net revenues	7,254,869	12,499,987	14,677,965	2,332,094